Property and Equipment	3 Months Ended
Mar. 31, 2022
Property and Equipment

7. Property and Equipment

	Right-of-use asset	Leasehold improvements	Other equipment	Total
December 31, 2020	$39,809	$68,255	$20,193	$128,257
Additions	-	-	180,739	180,739
Depreciation	(6,920)	(12,355)	(12,493)	(31,768)
Disposals	-	-	(65,016)	(65,016)
Foreign currency translation change	(15,504)	(32,559)	(17,015)	(65,078)
December 31, 2021	$17,385	$23,341	$106,408	$147,134
Additions	-	-	15,027	15,027
Depreciation	(1,292)	(1,118)	(8,770)	(11,180)
Foreign currency translation change	(2,571)	(5,210)	(9,764)	(17,545)
March 31, 2022	$13,522	$17,013	$102,901	$133,436